Note 6 - Leases 1	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
6.	LEASES

The components of operating lease expenses for the three and six months ended June 30, 2024 and 2023 were as follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Operating lease cost	$582	$602	$1,171	$1,204
Variable lease cost	85	80	169	159
Total operating lease cost	$667	$682	$1,340	$1,363

Maturities of lease liabilities are as follows (in thousands):

Operating leases
Years ending - December 31:	(unaudited)
2024 (remaining six months)	$1,230
2025	2,484
2026	2,559
2027	2,636
2028	2,716
Thereafter	8,400
Total lease payments	20,025
Less amount to discount to present value	(3,551)
Present value of lease liabilities	$16,474

6.	LEASES

The Company primarily leases office facilities in Northern California under non-cancelable operating leases expiring at various dates through November 2026. Some of the Company's leases include options to renew, with renewal terms that, if exercised by the Company, extend the lease term from two to five years. The exercise of these renewal options is at the Company's discretion. The Company's lease agreements do not contain any material terms and conditions of residual value guarantees or material restrictive covenants. The Company's short-term lease expense was determined to not be material.

The Company recorded a gain of $35 on early lease termination within Interest income and other on the consolidated statements of operations for the twelve months ended December 31, 2023.

During the twelve months ended December 31, 2023, the Company recorded an impairment charge on right-of-use assets of $2,570, included within impairment of long-lived assets within the Company's consolidated statements of operations. No impairment charges were recorded for the twelve months ended December 31, 2022.

On November 14, 2023, the Company assigned an operating lease resulting in the Company being relieved of its primary obligation under this lease. As a result of the lease assignment, a new tenant assumed the primary obligation under the lease, with the Company becoming secondarily liable. If the new tenant should fail to perform under the lease, the Company could be liable to fulfill any remaining lease obligations. The lease had a remaining term of 3.7 years as of December 31, 2023 with the Company serving as guarantor for the remaining term. The resulting maximum exposure includes $360 of undiscounted future minimum lease payments plus potential additional payments to satisfy maintenance, taxes, and insurance requirements for the remainder of the lease term.

The components of operating lease expenses for the twelve months ended December 31, 2023 and 2022 were as follows (in thousands):

	Twelve months ended December 31,
	2023	2022
Operating lease cost	$2,379	$2,382
Variable lease cost	340	241
Total operating lease cost	$2,719	$2,623

Supplemental cash flow information for the twelve months ended December 31, 2023 and 2022 were as follows (in thousands):

	Twelve months ended December 31,
	2023	2022
Cash paid for operating leases included in operating cash flows	$(2,500)	$(1,341)

Supplemental balance sheet information related to operating leases as of December 31, 2023 and 2022 was as follows (in thousands):

	As of December 31,
	2023	2022
Operating lease right-of-use assets	$11,226	$15,502

Operating lease liabilities:
Operating lease liabilities, current	$2,415	$2,455
Operating lease liabilities, non-current	14,858	16,681
Total operating lease liabilities	$17,273	$19,136

	As of December 31,
	2023	2022
Weighted average remaining lease term (in years)	7.89	9.26
Weighted average discount rate	5.32%	5.35%

Maturities of lease liabilities were as follows (in thousands).

Years ending - December 31:
2024	$2,474
2025	2,484
2026	2,559
2027	2,636
2028	2,716
Thereafter	8,400
Total lease payments	21,269
Less amount to discount to present value	(3,996)
Present value of lease liabilities	$17,273